Stockholders' Equity (Deficit) - Schedule of Assumptions Used (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Expected volatility	21779.77%	21779.77%
Weighted-average volatility	21779.77%	21779.77%
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years	5 years
Risk-free rate	2.52%	2.52%